Capital Group Core Plus Income ETFSM
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 98.97% U.S. Treasury bonds & notes 48.88% U.S. Treasury 27.73%	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2025	$8,130	$7,962
U.S. Treasury 1.50% 2027	7,091	6,779
U.S. Treasury 1.875% 2029	6,300	6,083
U.S. Treasury 1.75% 2032	3,903	3,749
U.S. Treasury 2.00% 2041	681	618
U.S. Treasury 2.375% 2042	5,514	5,322
U.S. Treasury 1.875% 2051	3,980	3,496
U.S. Treasury 2.00% 2051	2,195	1,984
U.S. Treasury 2.25% 2052	2,945	2,824
		38,817
U.S. Treasury inflation-protected securities 21.15%
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	22,948	24,118
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	1,816	1,903
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]	3,366	3,577
		29,598
Total U.S. Treasury bonds & notes		68,415
Corporate bonds, notes & loans 28.83% Financials 4.61%
Advisor Group Holdings, LLC 6.25% 2028[2]	100	100
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	300	271
American Express Co. 2.55% 2027	150	146
American International Group, Inc. 4.375% 2050	100	110
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[3]	450	422
Bank of Montreal 2.65% 2027	350	339
Bank of Nova Scotia 2.45% 2032	125	115
Berkshire Hathaway, Inc. 3.85% 2052	400	409
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[2,3]	200	188
Charles Schwab Corp. 2.45% 2027	100	97
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[3]	115	107
CME Group, Inc. 2.65% 2032	150	144
Coinbase Global, Inc. 3.625% 2031[2]	350	299
Corebridge Financial, Inc. 3.85% 2029[2]	182	182
Corebridge Financial, Inc. 3.90% 2032[2]	234	234
Corebridge Financial, Inc. 4.35% 2042[2]	55	55
Corebridge Financial, Inc. 4.40% 2052[2]	342	342
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,3]	275	277
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[3]	40	39
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[3]	255	241
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[3]	185	172
ING Groep NV 4.017% 2028 (USD-SOFR + 1.83% on 3/28/2027)[3]	375	377
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[3]	249	257
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	150	141
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[3]	190	179
Capital Group Core Plus Income ETF — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 2.375% 2031	$100	$92
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[3]	195	183
MSCI, Inc. 3.25% 2033[2]	100	90
Navient Corp. 6.125% 2024	82	84
Navient Corp. 5.625% 2033	200	169
New York Life Global Funding 0.85% 2026[2]	125	115
Progressive Corp. 3.00% 2032	350	341
Synchrony Financial 3.95% 2027	25	25
Toronto-Dominion Bank 2.00% 2031	90	80
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[3]	30	29
		6,451
Energy 4.56%
Ascent Resources - Utica LLC 7.00% 2026[2]	150	154
BP Capital Markets America, Inc. 2.721% 2032	100	94
Cheniere Energy Partners LP 4.00% 2031	75	73
Cheniere Energy, Inc. 4.625% 2028	100	100
Chesapeake Energy Corp. 6.75% 2029[2]	311	330
Chevron Corp. 1.995% 2027	250	240
CNX Resources Corp. 7.25% 2027[2]	175	185
ConocoPhillips 3.80% 2052	250	255
Continental Resources, Inc. 2.875% 2032[2]	75	67
Diamondback Energy, Inc. 4.25% 2052	138	137
Energy Transfer Operating LP 3.75% 2030	150	148
Energy Transfer Operating LP 5.00% 2050	50	51
Energy Transfer Partners LP 6.25% 2049	75	86
Enterprise Products Operating LLC 3.30% 2053	60	51
EQM Midstream Partners LP 6.00% 2025[2]	80	82
EQM Midstream Partners LP 4.75% 2031[2]	225	211
EQT Corp. 3.90% 2027	75	75
Exxon Mobil Corp. 3.452% 2051	125	122
Harvest Midstream I, LP 7.50% 2028[2]	75	77
Kinder Morgan, Inc. 3.60% 2051	150	134
MPLX LP 2.65% 2030	75	69
MPLX LP 5.50% 2049	75	83
New Fortress Energy, Inc. 6.50% 2026[2]	150	149
NGL Energy Operating LLC 7.5% 2026[2]	410	404
Oasis Petroleum, Inc. 6.375% 2026[2]	485	498
Occidental Petroleum Corp. 6.125% 2031	100	113
ONEOK, Inc. 4.00% 2027	50	50
ONEOK, Inc. 6.35% 2031	40	46
ONEOK, Inc. 4.50% 2050	75	72
ONEOK, Inc. 7.15% 2051	150	191
Petróleos Mexicanos 6.49% 2027	340	345
Petróleos Mexicanos 6.70% 2032	620	590
Qatar Petroleum 2.25% 2031[2]	275	254
Shell International Finance BV 2.75% 2030	75	73
Southwestern Energy Co. 4.75% 2032	325	325
Sunoco LP 4.50% 2030[2]	75	69
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	100	98
Weatherford International, Ltd. 6.50% 2028[2]	100	103
Capital Group Core Plus Income ETF — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 8.625% 2030[2]	$125	$127
Williams Companies, Inc. 2.60% 2031	55	51
		6,382
Consumer discretionary 4.46%
Amazon.com, Inc. 2.10% 2031	100	93
AutoNation, Inc. 3.85% 2032	300	291
Bayerische Motoren Werke AG 3.45% 2027[2]	200	202
Bayerische Motoren Werke AG 1.95% 2031[2]	50	44
Bayerische Motoren Werke AG 3.70% 2032[2]	125	126
Carnival Corp. 7.625% 2026[2]	200	202
Carvana Co. 5.50% 2027[2]	50	45
Carvana Co. 5.875% 2028[2]	286	255
Daimler Trucks Finance North America LLC 3.65% 2027[2]	150	150
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	150	131
Fertitta Entertainment, Inc. 4.625% 2029[2]	50	47
Fertitta Entertainment, Inc. 6.75% 2030[2]	50	46
Ford Motor Co. 2.30% 2025	350	333
Ford Motor Co. 3.25% 2032	100	90
Ford Motor Credit Company LLC 5.125% 2025	375	383
Ford Motor Credit Company, LLC 4.95% 2027	570	580
General Motors Financial Co. 2.35% 2027	75	70
Hanesbrands, Inc. 4.625% 2024[2]	72	73
Home Depot, Inc. 1.375% 2031	125	108
Hyundai Capital America 1.65% 2026[2]	100	91
International Game Technology PLC 5.25% 2029[2]	200	200
Lowe’s Companies, Inc. 3.75% 2032	431	436
Lowe’s Companies, Inc. 4.25% 2052	81	84
Macy’s Retail Holdings, LLC 5.875% 2030[2]	50	49
Marriott International, Inc. 2.75% 2033	100	88
MGM Growth Properties LLC 3.875% 2029[2]	75	74
Party City Holdings, Inc. 8.75% 2026[2]	461	440
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]	200	192
Scientific Games Holdings LP 6.625% 2030[2]	275	271
Sonic Automotive, Inc. 4.875% 2031[2]	100	89
Stellantis Finance US, Inc. 1.711% 2027[2]	600	548
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	250	242
Wheel Pros, Inc. 6.50% 2029[2]	200	176
		6,249
Communication services 4.24%
AT&T, Inc. 2.55% 2033	100	89
AT&T, Inc. 3.50% 2053	150	132
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	450	433
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[2]	325	303
Comcast Corp. 1.50% 2031	100	87
Frontier Communications Corp. 5.00% 2028[2]	255	245
Gray Escrow II, Inc. 5.375% 2031[2]	75	72
Magallanes, Inc. 4.279% 2032[2]	691	695
Magallanes, Inc. 5.05% 2042[2]	440	450
Magallanes, Inc. 5.141% 2052[2]	297	305
Midas OpCo Holdings LLC 5.625% 2029[2]	100	94
Netflix, Inc. 4.875% 2028	400	420
Netflix, Inc. 4.875% 2030[2]	450	481
Capital Group Core Plus Income ETF — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
News Corp. 5.125% 2032[2]	$80	$81
Sirius XM Radio, Inc. 4.00% 2028[2]	275	262
Sprint Corp. 6.875% 2028	200	232
Sprint Corp. 8.75% 2032	200	270
T-Mobile US, Inc. 2.55% 2031	100	91
Twitter, Inc. 5.00% 2030[2]	150	149
Univision Communications, Inc. 4.50% 2029[2]	550	524
Verizon Communications, Inc. 1.75% 2031	200	175
Verizon Communications, Inc. 3.875% 2052	150	151
VZ Secured Financing BV 5.00% 2032[2]	200	187
		5,928
Health care 2.77%
AmerisourceBergen Corp. 2.70% 2031	125	116
Bausch Health Companies, Inc. 6.125% 2027[2]	75	76
Bausch Health Companies, Inc. 5.25% 2031[2]	110	86
Baxter International, Inc. 2.539% 2032[2]	70	64
Centene Corp. 2.45% 2028	455	416
Centene Corp. 2.625% 2031	200	178
Community Health Systems, Inc. 5.25% 2030[2]	75	72
CVS Health Corp. 1.875% 2031	50	44
HCA, Inc. 3.625% 2032[2]	79	78
HCA, Inc. 4.625% 2052[2]	122	123
Humana, Inc. 3.70% 2029	152	153
Merck & Co., Inc. 1.70% 2027	50	47
Merck & Co., Inc. 2.15% 2031	75	69
Molina Healthcare, Inc. 3.875% 2032[2]	200	191
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	75	70
Owens & Minor, Inc. 6.25% 2030[2]	415	428
Roche Holdings, Inc. 2.076% 2031[2]	200	184
Tenet Healthcare Corp. 4.875% 2026[2]	200	202
Tenet Healthcare Corp. 4.375% 2030[2]	125	120
Teva Pharmaceutical Finance Co. BV 3.15% 2026	700	635
Teva Pharmaceutical Finance Co. BV 5.125% 2029	500	481
UnitedHealth Group, Inc. 2.30% 2031	50	47
		3,880
Materials 2.10%
Anglo American Capital PLC 2.25% 2028[2]	200	183
Anglo American Capital PLC 4.75% 2052[2]	200	209
Cleveland-Cliffs, Inc. 4.875% 2031[2]	250	248
Dow Chemical Co. 3.60% 2050	40	37
First Quantum Minerals, Ltd. 6.875% 2027[2]	450	472
FXI Holdings, Inc. 12.25% 2026[2]	400	434
Glencore Funding LLC 2.625% 2031[2]	200	179
International Flavors & Fragrances, Inc. 2.30% 2030[2]	230	206
Labl, Inc. 5.875% 2028[2]	75	70
LSB Industries, Inc. 6.25% 2028[2]	100	102
LYB International Finance III, LLC 3.625% 2051	75	68
Nova Chemicals Corp. 4.25% 2029[2]	475	439
SCIH Salt Holdings, Inc. 4.875% 2028[2]	250	236
Sherwin-Williams Company 2.90% 2052	60	49
		2,932
Capital Group Core Plus Income ETF — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 1.95%	Principal amount (000)	Value (000)
AES Panama Generation Holdings SRL 4.375% 2030[2]	$200	$191
Alliant Energy Finance, LLC 3.60% 2032[2]	50	49
Consumers Energy Co. 2.65% 2052	55	46
FirstEnergy Corp. 2.65% 2030	550	500
Florida Power & Light Company 2.875% 2051	150	135
MidAmerican Energy Holdings Co. 2.70% 2052	50	43
Northern States Power Co. 2.60% 2051	50	42
Oncor Electric Delivery Company, LLC 2.70% 2051[2]	75	64
Pacific Gas and Electric Co. 3.15% 2026	40	39
Pacific Gas and Electric Co. 4.65% 2028	100	100
Pacific Gas and Electric Co. 4.55% 2030	205	204
Pacific Gas and Electric Co. 3.50% 2050	75	61
PG&E Corp. 5.25% 2030	200	194
Southern California Edison Co. 2.75% 2032	565	525
Southern California Edison Co. 3.45% 2052	115	104
Union Electric Co. 3.90% 2052	275	285
Virginia Electric and Power Co. 2.40% 2032	50	46
Virginia Electric and Power Co. 2.95% 2051	75	66
Xcel Energy, Inc. 2.35% 2031	40	36
		2,730
Industrials 1.54%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	150	138
Boeing Company 2.75% 2026	115	112
Boeing Company 5.15% 2030	605	646
Boeing Company 5.805% 2050	30	35
Bombardier, Inc. 7.125% 2026[2]	250	245
Bombardier, Inc. 7.875% 2027[2]	250	245
Canadian Pacific Railway, Ltd. 3.10% 2051	50	44
Carrier Global Corp. 2.722% 2030	100	94
CoreLogic, Inc. 4.50% 2028[2]	150	142
Raytheon Technologies Corp. 2.375% 2032	80	73
Union Pacific Corp. 3.50% 2053	225	221
United Airlines Holdings, Inc. 6.50% 2027[2]	60	63
United Airlines, Inc. 4.625% 2029[2]	100	95
		2,153
Consumer staples 1.08%
7-Eleven, Inc. 1.80% 2031[2]	125	108
Altria Group, Inc. 3.40% 2030	100	96
Altria Group, Inc. 3.70% 2051	100	81
Anheuser-Busch InBev NV 4.50% 2050	70	75
British American Tobacco PLC 2.259% 2028	100	90
British American Tobacco PLC 4.742% 2032	250	252
British American Tobacco PLC 4.758% 2049	187	173
British American Tobacco PLC 3.984% 2050	25	20
British American Tobacco PLC 5.65% 2052	154	157
Keurig Dr Pepper, Inc. 3.20% 2030	40	39
Kraft Heinz Company 5.50% 2050	75	86
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	100	92
PepsiCo, Inc. 1.95% 2031	50	46
Capital Group Core Plus Income ETF — Page 5 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.50% 2031[2]	$175	$155
TreeHouse Foods, Inc. 4.00% 2028	50	42
		1,512
Information technology 0.78%
Analog Devices, Inc. 1.70% 2028	25	23
Apple, Inc. 2.70% 2051	85	74
Broadcom, Inc. 4.00% 2029[2]	91	91
Broadcom, Inc. 4.15% 2032[2]	158	158
Broadcom, Inc. 2.60% 2033[2]	200	174
Broadcom, Inc. 3.469% 2034[2]	50	46
Broadcom, Inc. 3.187% 2036[2]	250	218
Mastercard, Inc. 2.00% 2031	80	73
Oracle Corp. 2.875% 2031	160	146
ServiceNow, Inc. 1.40% 2030	100	85
		1,088
Real estate 0.74%
American Campus Communities, Inc. 3.625% 2027	50	50
American Tower Corp. 2.30% 2031	80	70
American Tower Corp. 4.05% 2032	129	129
Equinix, Inc. 2.15% 2030	200	175
Equinix, Inc. 2.50% 2031	100	90
Equinix, Inc. 3.40% 2052	15	13
Howard Hughes Corp. 4.375% 2031[2]	225	212
Kennedy-Wilson Holdings, Inc. 4.75% 2029	275	266
Sun Communities Operating LP 2.70% 2031	40	36
		1,041
Total corporate bonds, notes & loans		40,346
Mortgage-backed obligations 17.37% Federal agency mortgage-backed obligations 13.55%
Government National Mortgage Assn. 3.50% 2052[4,5]	5,000	5,027
Uniform Mortgage-Backed Security 3.00% 2052[4,5]	14,310	13,948
		18,975
Commercial mortgage-backed securities 2.15%
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 2064[4,6]	273	267
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 2064[4,6]	250	245
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 2053[4]	250	224
Benchmark Mortgage Trust, Series 2022-B34, Class C, 3.833% 2055[4,6]	500	487
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.784% 2034[2,4,6]	500	481
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 3.438% 2035[2,4,6]	249	248
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.422% 2048[4,6]	448	436
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.647% 2038[2,4,6]	497	491
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.558% 2058[4,6]	130	126
		3,005
Capital Group Core Plus Income ETF — Page 6 of 11

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 1.67%	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.720% 2030[2,4,6]	$500	$482
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 2.150% 2042[2,4,6]	357	358
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 1.599% 2041[2,4,6]	793	755
ZH Trust, Series 2021-1, Class A, 2.253% 2027[2,4]	750	745
		2,340
Total mortgage-backed obligations		24,320
Asset-backed obligations 2.27%
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 2.091% 2029[2,4,6]	500	499
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 2025[2,4]	1,000	1,000
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[2,4]	497	469
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[2,4]	750	736
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[2,4]	300	275
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[2,4]	208	202
		3,181
Bonds & notes of governments & government agencies outside the U.S. 1.62%
Abu Dhabi (Emirate of) 1.70% 2031[2]	300	274
Chile (Republic of) 2.45% 2031	400	376
Chile (Republic of) 4.34% 2042	200	206
Dominican Republic 4.50% 2030[2]	300	276
Export-Import Bank of India 2.25% 2031[2]	250	215
Panama (Republic of) 2.252% 2032	500	443
United Mexican States 4.50% 2029	450	475
		2,265
Total bonds, notes & other debt instruments (cost: $139,436,000)		138,527
Short-term securities 11.98% Money market investments 11.98%	Shares
Capital Group Central Cash Fund 0.32%[7,8]	167,703	16,770
Total short-term securities (cost: $16,770,000)		16,770
Total investment securities 110.95% (cost: $156,206,000)		155,297
Other assets less liabilities (10.95)%		(15,332)
Net assets 100.00%		$139,965
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	303	June 2022	$(64,212)	$544
5 Year U.S. Treasury Note Futures	Long	61	June 2022	6,996	(101)
10 Year Ultra U.S. Treasury Note Futures	Long	7	June 2022	948	(2)
Capital Group Core Plus Income ETF — Page 7 of 11

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
20 Year U.S. Treasury Bond Futures	Long	36	June 2022	$5,402	$(84)
30 Year Ultra U.S. Treasury Bond Futures	Long	24	June 2022	4,251	(66)
					$291
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.121%	Annual	3/28/2024	$5,700	$11	$—	$11
Investments in affiliates8

	Value of affiliate at 2/22/2022[9] (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 11.98%
Money market investments 11.98%
Capital Group Central Cash Fund 0.32%[7]	$—	$25,107	$8,337	$—[10]	$(—)[10]	$16,770	$4
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $27,131,000, which represented 19.40% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Rate represents the seven-day yield at March 31, 2022.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Commencement of operations.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Capital Group Core Plus Income ETF — Page 8 of 11

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $85,030,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $5,700,000.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Core Plus Income ETF — Page 9 of 11

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$68,415	$—	$68,415
Corporate bonds, notes & loans	—	40,346	—	40,346
Mortgage-backed obligations	—	24,320	—	24,320
Asset-backed obligations	—	3,181	—	3,181
Bonds & notes of governments & government agencies outside the U.S.	—	2,265	—	2,265
Short-term securities	16,770	—	—	16,770
Total	$16,770	$138,527	$—	$155,297
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$544	$—	$—	$544
Unrealized appreciation on centrally cleared interest rate swaps	—	11	—	11
Liabilities:
Unrealized depreciation on futures contracts	(253)	—	—	(253)
Total	$291	$11	$—	$302
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Key to abbreviations and symbol
CME = CME Group
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate

TBA = To-be-announced
USD/$ = U.S. dollars

Capital Group Core Plus Income ETF — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
ETGEFP1-306-0522O-S87928	Capital Group Core Plus Income ETF — Page 11 of 11